Equity Instruments - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Stock_Plan shares	Jun. 30, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option plan | Stock_Plan	2
Shares of common stock reserved for issuance	4,718,827,000,000
Warrants to purchase common stock, Value | $	$ 313,000	$ 313,064
Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	1,102,761
Vyrix Pharmaceuticals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	616,067